Reporting Entity - List of Subsidiaries (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 30, 2020	Jul. 23, 2020	Apr. 30, 2018
Disclosure of subsidiaries [line items]
Percentage of shares held	100.00%
Number of shares acquired				41,157,506
Amount of shares acquired	₩ 8,047
Dividends payable recognized as Financial liabilities	₩ 14,297
Number of shares	80,745,711		4,166,667
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of shares owned	1.50%
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of shares held	80.30%
Percentage of shares owned	18.20%
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired	3,631,355
Amount of shares acquired	₩ 40,029
Percentage of shares owned	100.00%
SK Infosec Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired		34,200,560
Bottom of range [member]
Disclosure of subsidiaries [line items]
Annual dividend rate	1.00%
Bottom of range [member] | SK Infosec Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of shares owned		62.60%
Top of range [member] | SK Infosec Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of shares owned		100.00%
Parent [member] | SK Broadband Co., Ltd. [member] | Purchased call options [member]
Disclosure of subsidiaries [line items]
Derivative financial liabilities recognised as Of acquisition	₩ 320,984